Investments - Contractual Maturities for Investments (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3))
Amortized Cost
Due in one year or less	$ 464.3	$ 566.7
Due after one year through five years	2,110.4	2,130.3
Due after five years through ten years	319.9	255.5
Due after ten years	359.9	318.9
Total fixed maturity securities	3,254.5	3,271.4
Fair Value
Due in one year or less	457.1	555.9
Due after one year through five years	2,097.4	2,119.5
Due after five years through ten years	318.2	256.0
Due after ten years	354.4	313.5
Total fixed maturity securities	3,227.1	3,244.9
Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Amortized Cost
Total fixed maturity securities	76.3	49.0
Fair Value
Total fixed maturity securities	$ 76.3	$ 49.0